Earnings per share	6 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	Three months ended September 30		Six months ended September 30
Earnings per share	2024	2023	2024	2023
Profit/(Loss) attributable to the owners of the parent	14,599	(511)	38,431	7,721
Profit/(Loss) attributable to the owners of the parent attributable to ordinary shares	12,166	(424)	32,040	6,408
Profit/(Loss) attributable to the owners of the parent attributable to preference shares	2,433	(87)	6,391	1,313
Weighted average number of basic ordinary shares outstanding (thousand)	199,730	190,131	199,653	189,994
Weighted average number of basic preference shares outstanding (thousand)	39,935	39,008	39,822	38,935
Basic earnings per ordinary share	0.06	0.00	0.16	0.03
Profit/(Loss) attributable to the owners of the parent	14,599	(511)	38,431	7,721
Profit/(Loss) attributable to the owners of the parent attributable to ordinary shares	12,192	(424)	32,107	6,419
Profit/(Loss) attributable to the owners of the parent attributable to preference shares	2,407	(87)	6,324	1,302
Weighted average number of diluted ordinary shares outstanding (thousand)	202,272	190,131	202,194	191,941
Weighted average number of diluted preference shares outstanding (thousand)	39,935	39,008	39,822	38,935
Diluted earnings per ordinary share	0.06	0.00	0.16	0.03
Basic
Basic earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary shares outstanding at the end of the period.
Diluted
Diluted earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary shares outstanding at the end of the period.
For the three and six months ended September 30, 2024 the Company has excluded 6.0 million ordinary shares relating to the Management Incentive Plan from the diluted earnings per ordinary shares calculation, as the impact of those shares is not-dilutive.
For the three and six months ended September 30, 2023 the Company has excluded 8.0 million ordinary shares relating to the Management Incentive Plan from the diluted earnings per ordinary shares calculation, as the impact of those shares is not-dilutive.
The 30,735,950 outstanding warrants as of September 30, 2024 and September 30, 2023 are considered as not-dilutive.